Summary of Changes in Convertible Debt Third Parties Net of Unamortized Discount (Detail) (USD $)	3 Months Ended	12 Months Ended	119 Months Ended	122 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Feb. 28, 2013 January 2013 Notes	Mar. 31, 2013 January 2013 Notes	Mar. 31, 2013 Third Parties	Dec. 31, 2012 Third Parties	Mar. 31, 2013 Third Parties January 2013 Notes	Mar. 31, 2013 Third Parties July 2012 Notes	Mar. 31, 2013 Third Parties Beneficial Conversion Feature	Dec. 31, 2012 Third Parties Beneficial Conversion Feature	Mar. 31, 2013 Third Parties Warrants Attached to Debt	Dec. 31, 2012 Third Parties Warrants Attached to Debt	Mar. 31, 2013 Third Parties Convertible debt	Dec. 31, 2012 Third Parties Convertible debt
Debt Instrument [Line Items]
Balance at beginning of period							$ 318,658
Notes, face value							550,000	3,455,000
Discount on convertible debt		(3,708,237)	(3,708,237)								(120,009)	(1,266,665)	(165,820)	(1,957,665)
Repayment of Notes	(450,000)			(761,222)			(450,000)
Amortization of debt discount to interest expense through end of period	(1,237,662)	(104,032)	(6,856,730)	(8,094,392)		(337,798)									1,168,581	87,988
Principal amount of Notes converted to common stock					100,000				(100,000)	(900,000)
Balance at end of period							$ 301,410	$ 318,658